ADVISORONE FUNDS

September 4, 2019

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: AdvisorOne Funds

Post Effective Amendment No. 127 to the Registration Statement on Form N-1A

Registration Statement File Nos. 333-20635 and 811-08037

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by AdvisorOne Funds (the “Trust”), on behalf of the Class N shares of the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund and the CLS Strategic Global Equity Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 127 (SEC Accession No. 0001580642-19-003989) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

1.	Prospectus for Class N shares of the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund;
2.	Prospectus for Class N shares of the CLS Global Strategic Equity Fund; and the
3.	Statement of Additional Information for Class N shares of the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, CLS Shelter Fund and the CLS Strategic Global Equity Fund.

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on August 28, 2019.

Questions related to this filing should be directed to JoAnn Strasser of Thompson Hine LLP at (614) 469-3265.

Very truly yours,

/s/ Ryan Beach

Ryan Beach

President